Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2017
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Statement of Compliance and Basis of Presentation
2.	Statement of Compliance and Basis of Presentation

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issue by the authorized directors on February 28, 2018.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments are measured at fair value

(b)	Financial instruments at fair value through profit or loss

(c)	Available-for-sale financial assets are measured at fair value

(d)	Defined benefit liabilities are measured at the present value of the defined benefit obligation less the fair value of the plan assets

Functional and presentation currency

The financial statements of POSCO and subsidiaries are prepared in functional currency of the respective operation. These consolidated financial statements are presented in Korean Won, which is POSCO’s functional currency which is the currency of the primary economic environment in which POSCO operates.

Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period prospectively.

(a)	Judgments

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 — Subsidiaries, associates and joint ventures

•	Note 10 — Assets held for sale

•	Note 11 — Investments in associates and joint ventures

•	Note 12 — Joint operations

•	Note 25 — Hybrid bonds

(b)	Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 11 — Investments in associates and joint ventures

•	Note 15 — Goodwill and other intangible assets, net

•	Note 20 — Provisions

•	Note 21 — Employee benefits

•	Note 29 — Construction contracts

•	Note 35 — Income taxes

•	Note 38 — Commitments and contingencies

(c)	Measurement of fair value

The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.

The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.

Significant valuation issues are reported to the Company’s Audit Committee.

When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly.

•	Level 3 — inputs for the assets or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 — Financial instruments

Changes in Accounting Policies

Except for the application of the amendments to standards for the first time for the annual period beginning on January 1, 2017, as described below, the accounting policies have been consistently applied by the Company for the periods presented.

(a)	Amendments to IAS No. 7 “Statement of Cash Flows”

For the year beginning on January 1, 2017, the Company applied the amendments to IAS No. 7 “Statement of Cash Flows”. IAS No. 7 requires that changes in liabilities related to the cash flows that were classified as a financing activity in the statement of cash flows or will be classified as a financing activity in the future should be disclosed as follows:

•	Changes from financing cash flows

•	Changes arising from obtaining or losing control of subsidiaries or other businesses

•	The effect of changes in foreign exchange rates

•	Changes in fair values

•	Other changes

IAS No. 7 does not require the disclosure of comparative information of prior period. The related disclosures are included in note 39.

(b)	Amendments to IAS No. 12 “Income Taxes”

For the year beginning on January 1, 2017, the Company applied the amendments to IAS No. 12 “Income Taxes”. In accordance with IAS No. 12, in the case of debt instruments measured at fair value, deferred tax accounting treatment is clarified. The difference between the carrying amount and taxable base amount of the debt liabilities is considered as temporary differences, regardless of the expected recovery method. When reviewing the recoverability of deferred tax assets, the estimated of probable future taxable income may include the recovery of some of the Company’s assets for more than their carrying amount if there is sufficient evidence that it is probable that the Company will recover the asset for more than its carrying amount. In addition, the estimated of probable future taxable income are determined as the amount before considering the deductible effect from reversal of the deductible temporary differences.

The Company believes that the effect of the amendments to the consolidated financial statements is not significant. Therefore, the Company has not retrospectively applied the amendments in accordance with the transitional requirements.